Other liabilities (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Other liabilities [Abstract]
Other Liabilities
Other liabilities consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Cash advance	$-	$1,899
Investor prepayment	500	-
Deferred rent	-	15
Total other liabilities	$500	$1,914